Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance		₨ 1,079,182
Translation adjustment		27		₨ 0
Ending balance		1,175,822	$ 14,306	1,079,182
Level 3 [member] | Equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance		16,324		10,227
Additions		2,093		3,973
Disposals	[1]	(632)		(7,697)
Unrealized gain/(loss) recognized in statement of income (Refer to Note 28)		(2)		40
Gain recognized in other comprehensive income		291		9,423
Translation adjustment		1,247		358
Ending balance		₨ 19,321		₨ 16,324

[1]

(1) During the year ended March 31, 2022, as a result of an acquisition by another investor, the Company sold its shares in Ensono Holdings, LLC, Cloudknox Security Inc. and IntSights Cyber Intelligence Limited at a fair value of ₹ 7,573 and recognized a cumulative gain of ₹ 2,848 in other comprehensive income.

During the year ended March 31, 2023, the Company sold its shares in Vicarious FPC, Inc. and Harte Hanks Inc. at a fair value of ₹ 1,150 and recognized a cumulative gain of ₹ 30 in other comprehensive income.